Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Interest income	₩ 60,106	₩ 42,079	₩ 57,080
Foreign currency gain	210,890	81,554	77,879
Gain on disposal of investments in equity accounted investees	3,669	11,367	23,268
Gain on derivatives transactions	3,106	4,427	602
Gain on valuation of derivatives	1,070	244
Gain on disposal of available-for-sale financial assets	8
Gain on valuation of Financial asset at fair value through profit or loss	170
Finance income	279,019	139,671	158,829
Finance costs
Interest expense	90,538	113,285	126,456
Foreign currency loss	126,642	132,320	155,728
Loss on disposal of investments in equity accounted investees	42,112	5,643	481
Loss on impairment of investments in equity accounted investees	4,234	6,137	26,791
Loss on impairment of available-for-sale financial asset	1,948	3,757
Loss on valuation of Financial asset at fair value through profit or loss		118
Loss on sale of trade accounts and notes receivable	784	2,886	4,909
Loss on transaction of derivatives	514	334	722
Loss on valuation of derivatives		472
Others	2,084	1,234	1,142
Finance costs	₩ 268,856	₩ 266,186	₩ 316,229